Income Tax (Expense)/Benefit (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax (Expense)/Benefit [Abstract]
Schedule of Expenses/ (Benefits) Recognized In Profit or Loss
	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Tx expenses/(benefits) recognized in profit or loss
Current income tax
Current financial year	1,247,733	2,795,394	(500,444)	(111,818)

Deferred taxation
Current financial year	—	(149,315)	—	—
Total income tax expenses/(benefits) recognized in profit or loss	1,247,733	2,646,079	(500,444)	(111,818)

Schedule of Income Tax Expense and the Product of Accounting (Loss)/Profit

The numerical reconciliations between the tax expense and the product of accounting (loss)/profit multiplied by the applicable tax rates of the Group are as follows:

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Net income/(loss) before taxes	5,191,239	9,793,147	(5,650,449)	(1,262,529)

Tax at the Malaysian statutory tax rate of 24%	1,245,898	2,350,355	(1,356,108)	(303,007)

Tax effects in respect of:
Different tax rate in other country	(1,685)	9,214	410,650	91,755
Deferred tax assets not recognized and, origination and reversal of temporary differences	—	—	428,883	95,829
Non-deductible expenses	145,456	299,729	86,008	19,217
Non-taxable income	(141,936)	(13,219)	(69,877)	(15,612)
Tax expenses/(benefits)	1,247,733	2,646,079	(500,444)	(111,818)

Schedule of Deferred Tax Assets

The deferred tax assets are made up of the following:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD

At beginning of year	(75,315)	74,000	16,534
Recognised in profit or loss	149,315	—	—
At end of year	74,000	74,000	16,534

Schedule of Deferred Tax Offsetting

Presented after appropriate offsetting as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD

Deferred tax assets	149,315	74,000	16,534
Deferred tax liabilities	(75,315)	-	-
	74,000	74,000	16,534

Schedule of Deferred Tax Assets as at the End of the Reporting Period

The deferred tax assets as at the end of the reporting period are made up of the temporary differences arising from:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Deferred tax assets
Provisions and others	707,852	707,852	158,162

Deferred tax liabilities
Plant and equipment	(295,010)	(295,010)	(65,917)
Other temporary differences	(104,509)	(104,509)	(23,351)
Presented after appropriate offsetting	308,333	308,333	68,894

At 24%	74,000	74,000	16,534